Principal Variable Contracts Funds, Inc.
Supplement dated June 17, 2022
to the Prospectus dated May 1, 2022
(Not all Accounts are offered in all variable annuity and variable life contracts)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
In the column of the Strategy and Risk Table for Global Emerging Markets, delete the row for Commodity-Related Investments and replace with the following:

INVESTMENT STRATEGIES AND RISKS	GLOBAL EMERGING MARKETS
Commodity-Related Investments	Non-Principal